Revenue	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Revenue
17.	REVENUE

	Year ended December 31,
	2013	2012

Copper-gold concentrate
Copper	$37,596	$-
Gold	13,172	-
Silver	752	-
Coal	58,636	78,062

	$110,156	$78,062

For the year ended December 31, 2013, revenues are presented net of royalties of $23.4 million (2012 - $16.2 million).